Commissions and banking fees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commissions And Banking Fees
Credit and debit cards	R$ (19,989)	R$ (16,051)	R$ (13,813)
Current account services	(7,528)	(7,803)	(8,002)
Asset management	7,684	7,177	6,951
Funds	(6,764)	(6,545)	(6,316)
Consortia	(920)	(632)	(635)
Credit operations and financial guarantees provided	(2,539)	(2,511)	(2,298)
Credit operations	(1,185)	(1,307)	(964)
Financial guarantees provided	(1,354)	(1,204)	(1,334)
Collection services	(1,971)	(2,020)	(1,897)
Advisory services and brokerage	(3,348)	(3,579)	(2,891)
Custody services	(617)	(605)	(573)
Other	(2,702)	(2,578)	(2,132)
Total	R$ 46,378	R$ 42,324	R$ 38,557